PNC ULTRA SHORT BOND FUND (Second Prospectus Summary) | PNC ULTRA SHORT BOND FUND
PNC ULTRA SHORT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PNC ULTRA SHORT BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC ULTRA SHORT BOND FUND CLASS I
Management Fees	0.20%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.34%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PNC ULTRA SHORT BOND FUND CLASS I	35	109	191	431

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 102%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to be less than 18 months, but may vary outside that range from time to time, including due to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

If a security is downgraded, PNC Capital Advisors, LLC (the "Adviser") will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will seek to add value by, among other things, emphasizing market sectors and individual securities that, based on historical yield relationships and the Adviser's judgment, represent attractive opportunities. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or if unrated, determined by the
Adviser to be of comparable quality. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit/Counterparty Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund.
If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the
Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the
Federal National Mortgage Association, the Federal Home Loan Mortgage
Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Government Securities Risk. Investments in certain U.S. government securities may not be supported by the full faith and credit of the U.S. government.
Accordingly, no assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S.
government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S.
government to meet its obligations may raise the interest rates payable on its securities, negatively impacting the price of such securities already held by the Fund.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day.
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response.

Prepayment/Extension Risk. Certain debt obligations such as callable bonds, may be prepaid. Additionally, the loans collateralizing certain mortgage- and asset-backed securities may be prepaid, affecting the value of the mortgage or asset-backed securities to which they relate. The level of interest rates and other factors affect the frequency of such prepayments. In periods of rising interest rates, prepayment rates tend to decrease, which lengthens the average life of callable bonds or mortgage- and asset-backed securities. The market values of securities with longer average lives (longer maturities) tend to be subject to greater interest rate risk and their values are more volatile as a result. In periods of falling interest rates, prepayment rates tend to increase, shortening the average life of a pool of mortgage-backed securities. This leads to the risk that the Fund may lose any potential price appreciation above the bond's call price and have to reinvest the proceeds from prepayments at lower interest rates because prepayments often occur after interest rates have decreased or when interest rates are falling.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or by
calling 1-800-622-FUND (3863).
Calendar Year Total Returns

Best Quarter 1.93% (3/31/08) Worst Quarter -0.25% (6/30/04) The Fund's year-to-date total return for Class I Shares through June 30, 2012 was 0.34%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns PNC ULTRA SHORT BOND FUND	Label		1 Year	5 Years	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
CLASS I	Class I Shares Returns Before Taxes		0.23%	2.75%	2.61%	Dec. 02, 2002
CLASS I After Taxes on Distributions	Class I Shares Returns After Taxes on Distributions	[1]	(0.02%)	1.85%	1.68%	Dec. 02, 2002
CLASS I After Taxes on Distributions and Sales	Class I Shares Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.15%	1.82%	1.68%	Dec. 02, 2002
BofA Merrill Lynch 1-Year U.S. Treasury Index	BofA Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) (since inception date 11/30/02)		0.57%	2.55%			2.43%	Dec. 02, 2002
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.